EARNINGS (LOSS) PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Numerator [Abstract]
Net (Loss) Income	$ (4,456)	$ 114,627	$ (13,166)
Denominator [Abstract]
Basic - Weighted Average Common Shares Outstanding (in shares)	92,531,001	89,182,001	85,401,179
Dilutive - Weighted Average Common Shares Outstanding (in shares)	92,531,001	89,182,001	85,401,179
Earnings (Loss) per Common Share [Abstract]
Basic (in dollars per share)	$ (0.05)	$ 1.29	$ (0.15)
Diluted (in dollars per share)	$ (0.05)	$ 1.29	$ (0.15)